Annual Fund Operating Expenses - XD Treasury Money Market Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
XD Treasury Money Market Fund Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.16%	[1]
Other Expenses (as a percentage of Assets):	30.41%
Expenses (as a percentage of Assets)	30.77%
Fee Waiver or Reimbursement	(30.40%)	[2]
Net Expenses (as a percentage of Assets)	0.37%	[3]
XD Treasury Money Market Fund Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%	[1]
Component1 Other Expenses	0.16%	[1]
Other Expenses (as a percentage of Assets):	30.41%
Expenses (as a percentage of Assets)	31.02%
Fee Waiver or Reimbursement	(30.40%)	[2]
Net Expenses (as a percentage of Assets)	0.62%	[3]
XD Treasury Money Market Fund Select
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	30.41%
Expenses (as a percentage of Assets)	30.71%
Fee Waiver or Reimbursement	(30.40%)	[2]
Net Expenses (as a percentage of Assets)	0.31%	[3]

[1]	Expenses have been restated to reflect the maximum distribution and services (Rule 12b-1) fee and shareholder services fee that may apply. For the fiscal year ended September 30, 2025, no distribution and service (Rule 12b-1) fees or shareholder services fees were charged to any class of the Fund.
[2]	The Fund’s Adviser, XD Fund Advisor LLC (the “Adviser”), has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution (Rule 12b-1) fees, acquired fund fees and expenses, shareholder servicing fees, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.21%. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January 31, 2027, without the approval of the Fund’s Board of Trustees.
[3]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights.